CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (14,283)	$ (130,704)
Items not affecting operating cash:
Share-based compensation (Note 14 (iv))	5,127	3,896
Depreciation and amortization (Note 8 and Note 9)	24,907	31,033
Loss on disposal of property, plant and equipment and intangibles	6,580	2,426
Impairment losses	4,495	6,946
Realized loss on fair value on inventories sold and other inventory charges	35,204	35,721
Unrealized changes in fair value of biological assets (Note 6)	(40,001)	(31,726)
Financing costs	429	2,960
Investment income	(1,487)	(854)
Share of loss from investments in associates (Note 16)	1,364	1,118
Change in fair value of contingent consideration (Note 15(i))	(2,621)	3,558
Legal provision (recovery) (Note 11 and Note 22)	(310)	2,750
Change in fair value of derivative liabilities (Note 13)	(32,650)	29,025
Share issue costs allocated to derivative liabilities (Note 13)	0	803
Income tax expense (recovery)	(88)	0
Changes in non-cash working capital:
Net change in accounts receivable	(24,020)	(6,007)
Net change in biological assets	(2,951)	(986)
Net change in inventories	(9,267)	19,932
Net change in accounts payable and accrued liabilities	12,148	2,062
Net change in other liabilities	2,511	0
Net change in provisions	120	0
Net change in prepaid expenses and deferred charges	(1,418)	(542)
Net cash used in operating activities	(36,211)	(28,589)
FINANCING ACTIVITIES
Proceeds from unit financing, net of issue costs (Note 13)	0	64,839
Private placement, net of share issue costs (Note 13)	0	220,037
Share issue costs (Note 14(iii))	(85)	0
Payment of lease liabilities, net of sublease receipts (Note 15(ii))	(931)	(1,344)
Payment of long-term debt (Note 12)	(82)	(115,059)
Stock options, warrants and top-up rights exercised (Note 14(iii))	6,426	8,387
Interest and fees paid on long-term debt	0	(2,397)
Net cash provided by financing activities	5,328	174,463
INVESTING ACTIVITIES
Purchase of short-term investments	(15,000)	(120,020)
Proceeds from short-term investments	113,098	50,072
Investment income (loss)	1,487	782
Investments in associates (Note 16)	(2,624)	(2,539)
Advances to restricted funds, net (Note 26)	4,289	(31,109)
Acquisition of subsidiary (Note 27)	(8,439)	0
Purchase of property, plant and equipment, net (Note 8)	(48,748)	(11,757)
Purchase of intangible assets (Note 9)	(30)	(538)
Net cash provided by (used in) investing activities	44,033	(115,109)
INCREASE IN CASH	13,150	30,765
CASH POSITION
Beginning of period	55,365	24,600
End of period	$ 68,515	$ 55,365